Inventories	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Inventories

7.	Inventories

Inventories are presented at the average acquisition cost. A loss is recognized to adjust the cost of handsets, tablets and accessories to the net realizable value (selling price), when this value is less than the average acquisition cost.

	2025	2024

Total inventories	357,204	293,529

Inventories	376,768	310,054
Mobile handsets and tablets	269,596	187,866
Accessories and prepaid cards	88,601	98,868
TIM chips	18,571	23,320

Adjustment to net realizable value	(19,564)	(16,525)